Income Taxes - Classification of Deferred Income Taxes in Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Disclosure Income Taxes Classification Of Deferred Income Taxes In Consolidated Balance Sheets [Abstract]
Deferred tax asset - current (included in other current assets)	$ 15.1	$ 11.6
Deferred tax asset - noncurrent	7.3	11.8
Deferred tax liability - current (included in accrued expenses)	(5.8)	(8.5)
Deferred tax liability - noncurrent	(446.1)	(463.7)
Net deferred tax liability	$ (429.5)	$ (448.8)